Basis of Presentation and Significant Accounting Policies (Details) - Schedule of revenue disaggregated - DocGo Inc. and Subsidiaries [Member] - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Primary Geographical Markets
Total revenue	$ 94,090,658	$ 318,718,580
Transportation Services [Member]
Primary Geographical Markets
Total revenue		84,268,817	$ 63,188,855
Mobile Health [Member]
Primary Geographical Markets
Total revenue		234,449,763	30,901,803
Primary Geographical Markets [Member]
Primary Geographical Markets
Total revenue		318,718,580	94,090,658
Major Segments/Service Lines [Member]
Primary Geographical Markets
Total revenue		318,718,580	94,090,658
United States [Member]
Primary Geographical Markets
Total revenue		309,218,594	88,362,445
United Kingdom [Member]
Primary Geographical Markets
Total revenue		$ 9,499,986	$ 5,728,213